Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Schedule of Long-Term Bank Loans

	December 31, 2013	December 31, 2014
	US$	US$
Loan from ICBC
Due July 20, 2016 at 6.46% per annum*	14,761,600	14,708,286
	14,761,600	14,708,286

Loan from Agricultural Bank of China (Singapore)
Due July 12, 2014, at 2.40% plus LIBOR***	15,000,000	-
Due September 10, 2014, at 2.00% plus LIBOR***	10,000,000	-
	25,000,000	-

Loan from ICBC (Thai) Public Company Limited
Due November 29, 2014, at 2.10% plus LIBOR***	10,000,000	-
	10,000,000	-
Loan from Agricultural Bank of China
Due December 20, 2014, at 6.77% per annum***	4,920,533	-
Due April 30, 2015, at 6.77% per annum***	8,200,889	-
Due May 30, 2015, at 6.77% per annum	6,560,711	3,268,508
Due June 30, 2015, at 6.77% per annum*	16,401,778	8,171,270
Due April 18, 2015, at 6.46% per annum*	-	8,171,270
Due November 18, 2015, at 6.46% per annum*	-	1,634,254
Due March 18, 2016, at 6.46% per annum	-	8,171,270
Due May 18, 2016, at 6.46% per annum	-	6,537,016
	36,083,911	35,953,588

Loan from China Guangfa Bank
Due June 20, 2015, at 7.07% per annum*	57,406,223	1,323,746
Due May 29, 2016, at 8.00% per annum*	-	11,439,778
Due December 23, 2017, at 8.4% per annum*	-	16,342,539
	57,406,223	29,106,063

Loan from Bank of China
Due December 30, 2015, at 8.45% per annum**	32,803,556	32,685,079
Due January 8, 2016, at 8.45% per annum**	-	24,513,809
	32,803,556	57,198,888

Loan from China Construction Bank
Due January 23, 2017, at 5.84% per annum*	-	113,642,752
	-	113,642,752

Loan from Bank of Shanghai
Due April 30, 2017, at 9.10% per annum*	-	86,615,460
	-	86,615,460

Total	176,055,290	337,225,037

Less: current portion of long-term bank loans	(143,251,734)	(284,928,910)

Total long-term bank loans	32,803,556	52,296,127

*
Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of December 31, 2014.

**
Pursuant to the loan contracts, the long-term loans amounting to US$57,198,888 (December 31, 2013: US$32,803,556) are secured by the 100% equity interests in Henan Wanzhuo and Jiantou Xinyuan, respectively.

***	These loans were paid in full during 2014.

Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Schedule of Maturities
Year	Amount
US$
2015	55,254,127
2016	65,370,159
2017	216,600,751
Less: current portion of long-term bank loans	284,928,910
Total: long-term bank loans	52,296,127